CONTINGENCIES (Tables)	12 Months Ended
Jan. 01, 2022
Loss Contingency [Abstract]
Schedule of activity related to our environmental liabilities
The activity related to our environmental liabilities in 2021 and 2020 was as follows:

(In millions)	2021	2020
Balance at beginning of year	$21.1	$21.4
Charges, net of reversals	2.9	3.0
Payments	(2.1)	(3.3)
Balance at end of year	$21.9	$21.1